Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 03, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Cash		$ 1,124,492		$ 1,329,433
Maturity term		185 days
Assets held in the trust account		$ 241,144,179		239,042,295
Transaction costs		7,723,148
Cash underwriting fee		250,000
Other offering costs		$ 573,148
Fair value of the public warrants			$ 2,185,000
Price per warrant (in Dollars per share)		$ 1
Deferred Fee		$ 6,900,000
Unrecognized tax benefits
Accrued amount for interest and penalties
Change in fair value of PIPE Subscription Agreements liability		(1,264,969)
Public Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of the public warrants	$ 2,185,000
Price per warrant (in Dollars per share)	$ 0.19
Change in fair value of PIPE Subscription Agreements liability		$ 16,539,057		$ 15,274,088